Share-based Payments - Narrative (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2019 USD ($) shares years plan $ / shares	Jun. 30, 2018 shares years $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share-based employee compensation plans (shares) | plan	4
Award vesting period	4 years
Weighted average remaining contractual life of outstanding share options	3 years 7 months 6 days	4 years 1 month 6 days
Weighted-average remaining contractual live of options exercisable (years) | years	3.24	3.32
Share options granted (shares)	0	0
Future period share-based payment expense | $	$ 285.3
Weighted-average remaining period for recognition of future share-based payment expense (years)	1 year 4 months 24 days
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average grant date fair value of awards granted (USD per share) | $ / shares	$ 83.90	$ 41.70
Number of shares issued subject to forfeiture (shares)	593,567	0
Weighted average grant date fair value of shares issued subject to forfeiture (USD per share) | $ / shares	$ 98.72
Number of shares outstanding subject to forfeiture or repurchase (shares)	911,367	827,871
RSUs | One year anniversary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage	0.25
RSUs | Over three years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage	0.08333
2015 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares added to pool of shares available for issuance (shares)	11,807,109	11,423,916
2015 Plan | Class A Ordinary Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares reserved for issuance of awards (shares)	20,700,000
2014 Plan | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options available for exercise (shares)	0
Options Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options available for exercise (shares)	0
Award vesting period	4 years
Exercisable period of options upon termination	3 months
Options Plan | One year anniversary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage	0.25
Options Plan | Thereafter
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage	0.02083
Options Plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected term (in years)	7
Options Plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected term (in years)	10